RELATED PARTY TRANSACTIONS (Details Narrative) ¥ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Related Party Transaction [Line Items]
Accounts receivable from related parties, net of allowance for credit losses	$ 29,497	$ 78,566
Advances received from related parties	232,589	239,469
Related Company Owned By Mr Lin [Member]
Related Party Transaction [Line Items]
Due to related party	$ 1,300,000	2,100,000		¥ 10	¥ 15
Ownership percentage	100.00%			100.00%
Debt instrument term	12 months
Debt interest rate	5.85%
Debt, maturity date	Apr. 15, 2025
Taoping New Media Co., Ltd [Member]
Related Party Transaction [Line Items]
Revenues from related parties	$ 100,000	200,000	$ 100,000
Accounts receivable from related parties, net of allowance for credit losses	40,000.00	600,000	100,000
Advances received from related parties	40,000.00	100,000	100,000
Due to related party	1,700,000	3,000,000.0
Taoping Affiliate Customers [Member] | System Maintenance Service [Member]
Related Party Transaction [Line Items]
Other revenue related party	2,300		$ 20,000
Related Company Owned By Mr Lin [Member]
Related Party Transaction [Line Items]
Due to related party	$ 400,000	$ 900,000